Equity - Subordinated notes - Tabular disclosure - Remuneration of Subordinated Notes (Details) € in Millions, £ in Millions	12 Months Ended
	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 GBP (£)	Dec. 31, 2019 EUR (€)	Dec. 31, 2019 GBP (£)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 GBP (£)	Dec. 31, 2020 GBP (£)	Oct. 15, 2020 EUR (€)	Dec. 12, 2019 EUR (€)	Sep. 19, 2019 EUR (€)	Apr. 15, 2019 EUR (€)	Oct. 01, 2014 EUR (€)	Oct. 01, 2014 GBP (£)	Feb. 07, 2014 EUR (€)	Feb. 07, 2014 GBP (£)
Disclosure of detailed information about borrowings [line items]
Coupon on subordinated notes	€ (280)		€ (276)		€ (280)
Coupons on subordinated notes reclassified as short-term borrowings at the end of 2019 and paid in 2020	21		(21)
Subordinated notes remuneration	(258)		(297)		(280)
IFRS Subordinated Debt [Member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value	1,099						£ 988
Coupons on subordinated notes reclassified as short-term borrowings at the end of 2019 and paid in 2020	21
Subordinated debt, issued February 2014 [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value														€ 2,800
Subordinated debt, 4.25 percent, issued February 2014 [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value														€ 1,000
Rate														4.25%	4.25%
Coupon on subordinated notes	(21)		(46)		(42)
Subordinated debt, 5.25 percent, issued February 2014 [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value														€ 1,000
Rate														5.25%	5.25%
Coupon on subordinated notes	(53)		(52)		(52)
Subordinated debt, 5.875 percent, issued February 2014 [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value														€ 782	£ 650
Rate														5.875%	5.875%
Coupon on subordinated notes	(55)	£ (47)	(44)	£ (38)	(44)	£ (38)
Subordinated debt, issued October 2014 [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value												€ 3,000
Subordinated debt, 4 percent, issued October 2014 [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value												€ 1,000
Rate												4.00%	4.00%
Coupon on subordinated notes	(21)		(31)		(40)
Subordinated debt, 5 percent, issued October 2014 [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value												€ 1,250
Rate												5.00%	5.00%
Coupon on subordinated notes	(63)		(63)		(63)
Subordinated debt, 5.75 percent, issued October 2014 [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value												€ 771	£ 600
Rate												5.75%	5.75%
Coupon on subordinated notes	(39)	£ (36)	€ (39)	£ (35)	€ (39)	£ (35)
Subordinated debt, 2.375 percent, issued April 2019 [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value									€ 1		€ 1,000
Rate											2.375%
Coupon on subordinated notes	(24)
Subordinated debt, 1.75 percent, issued September 2019 [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value								€ 700		€ 500
Rate										1.75%
Coupon on subordinated notes	€ (4)
Subordinated debt, 1.75 percent, issued October 2020 [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value								€ 700
Rate								1.75%